RELATED PARTY BALANCES AND TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY BALANCES AND TRANSACTIONS
Schedule of amounts due:

	As of December 31,
	2019	2020
	RMB	RMB
Amount due from related parties:
Xiaomi Communication (a)	1,401,015	830,871
Yunding (b)	—	2,064
Gongqingcheng Yunding (c)	—	22,500
Youpin Information (a)	9,845	2,278
Xiaomi Information (a)	7,669	—
Others	2,641	2,500
Total	1,421,170	860,213

	As of December 31,
	2019	2020
	RMB	RMB
Amount due to related parties, current:
Xiaomi Technology(d)	(14,186)	(10,293)
Others	(583)	(892)
Total	(14,769)	(11,185)
(a)	The amount due from Xiaomi represents receivables from the sales of products and services, which includes an unbilled amount of RMB80,675.
(b)	The amount due from Yunding represents prepayment for the purchase of Yunding’ products.
(c)	In December 2020, the Group sold 26.7% equity interest in Yunding for a cash consideration of RMB22,500 to Gongqingcheng Yunding, of which 20,000 has been received in January 2021.
(d)	The amounts due to Xiaomi Technology represent the payable for the cloud service received by the Group.
(e)	In 2018, the group provided a RMB5,000 loan to Hangzhou Yunyou, with annual interest of 15% and maturing in April 2019. During 2019, the Group evaluated the loan would not be collected and recognized an impairment loss of RMB5,640, which represented the principal plus accrued interest to date.
(f)	The Group disposed five long-term investments and one long-term investment to Huaying Fund in 2018 and recorded RMB31 gain during the years ended December 31, 2018.
(g)	During 2019, Purchase from related parties mainly included the intangible assets purchased from Hefei Huaheng which amounted to RMB11,321. During 2020, the Group made a prepayment of RMB12,000 to purchase a building owned by Hefei Yizhi.

Schedule of transactions:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Sales to related parties:
Xiaomi Communication	2,798,824	4,271,135	4,447,957
Xiaomi Information	17,859	9,870	—
Others	312	—	1,800
Total	2,816,995	4,281,005	4,449,757

Schedule of others:

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Others:
Loan provided to related parties (e)	5,143	—	—
Investments disposed to a related party (f)	3,061	—	—
Purchase from related parties (g)	—	12,183	12,000
(a)	The amount due from Xiaomi represents receivables from the sales of products and services, which includes an unbilled amount of RMB80,675.
(b)	The amount due from Yunding represents prepayment for the purchase of Yunding’ products.
(c)	In December 2020, the Group sold 26.7% equity interest in Yunding for a cash consideration of RMB22,500 to Gongqingcheng Yunding, of which 20,000 has been received in January 2021.
(d)	The amounts due to Xiaomi Technology represent the payable for the cloud service received by the Group.
(e)	In 2018, the group provided a RMB5,000 loan to Hangzhou Yunyou, with annual interest of 15% and maturing in April 2019. During 2019, the Group evaluated the loan would not be collected and recognized an impairment loss of RMB5,640, which represented the principal plus accrued interest to date.
(f)	The Group disposed five long-term investments and one long-term investment to Huaying Fund in 2018 and recorded RMB31 gain during the years ended December 31, 2018.
(g)	During 2019, Purchase from related parties mainly included the intangible assets purchased from Hefei Huaheng which amounted to RMB11,321. During 2020, the Group made a prepayment of RMB12,000 to purchase a building owned by Hefei Yizhi.